Schedule of Reconciliation of Weighted Average Shares Outstanding (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Basic (loss) earnings per common share
Net income (loss) available to common shareholders	$ (336,132)	$ 311,381	$ 2,122,189	$ (4,080,258)
Weighted average common shares outstanding	56,779,658	49,867,529	50,647,226	31,012,343
Basic earnings (loss) per common share	$ (0.01)	$ 0.01	$ 0.04	$ (0.13)
Diluted earnings per common share
Remove derivative gain			$ (14,876)
Remove convertible debt interest		$ (5,747)	(14,290)
Net income (loss) available to common shareholders	$ (336,132)	$ 305,634	$ 2,093,023	$ (4,080,258)
Dilutive effect of common stock warrants		2,103,986	10,427,644
Dilutive effect of common stock options		734,760	1,555,436
Adjusted weighted average common shares outstanding	56,779,658	52,706,275	62,630,306	31,012,343
Diluted income (loss) per common share	$ (0.01)	$ 0.01	$ 0.03	$ (0.13)